INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 6,914	$ 2,216
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 297
Intangible asset amortization periods (in years)	20 years
Proprietary technology | Nuclear technology services
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	10 years
Proprietary technology | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	20 years
Proprietary technology | Top of range | Nuclear technology services
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	15 years
Customer relationships | Nuclear technology services
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	15 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	30 years
Customer relationships | Top of range | Nuclear technology services
Disclosure of detailed information about intangible assets [line items]
Intangible asset amortization periods (in years)	30 years